Monetta Young Investor Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 48.7%	Shares	Value
Capital Equipment - 0.4%
Aerospace & Defense - 0.4%
Boeing Co. (a)	900	$153,495
Total Capital Equipment		153,495

Consumer Cyclical - 7.2%
Apparel Manufacturers - 0.5%
NIKE, Inc. - Class B	3,000	190,440
		$–
Automobile - 1.4%
Tesla, Inc. (a)	2,000	518,320
		$–
Leisure Service - 3.9%
Netflix, Inc. (a)	1,400	1,305,542
Uber Technologies, Inc. (a)	2,300	167,578
		1,473,120
Media-Radio/TV - 1.4%
Walt Disney Co.	5,500	542,850
Total Consumer Cyclical		2,724,730

Financial - 7.1%
Bank-Money Center - 5.5%
JPMorgan Chase & Co.	8,500	2,085,050
		$–
Finance-Miscellaneous - 1.6%
MasterCard, Inc. - Class A	1,100	602,932
Total Financial		2,687,982

Retail - 13.9%
Retail-Major Chain - 3.8%
Costco Wholesale Corp.	1,500	1,418,670
		$–
Retail-Specialty - 10.1%
Amazon.com, Inc. (a)	20,000	3,805,200
Total Retail		5,223,870

Technology - 19.5%
Computer Data Storage - 4.7%
Apple, Inc.	8,000	1,777,040
		$–
Computer-Software - 4.1%
Microsoft Corp.	3,500	1,313,865
Spotify Technology (a)	400	220,012
		1,533,877
Electronic-Semiconductor - 1.4%
NVIDIA Corp.	5,000	541,900
		$–
Internet - 9.3%
Alphabet, Inc. - Class C	18,000	2,812,140
Meta Platforms, Inc. - Class A	1,200	691,632
		3,503,772
Total Technology		7,356,589

Utility - 0.6%
Electric Power - 0.6%
Vistra Corp.	2,000	234,880
Total Utility		234,880
TOTAL COMMON STOCKS (Cost $5,053,294)		18,381,546

EXCHANGE TRADED FUNDS - 50.0%	Shares	Value
SPDR S&P 500 Trust (b)	21,300	11,915,007
Vanguard S&P 500	13,500	6,937,785
TOTAL EXCHANGE TRADED FUNDS (Cost $6,090,025)		18,852,792

SHORT-TERM INVESTMENTS - 1.5%	S Shares	Value
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 4.27% (c)	579,912	579,912
TOTAL SHORT-TERM INVESTMENTS (Cost $579,912)		579,912

TOTAL INVESTMENTS - 100.2% (Cost $11,723,231)		37,814,250
Liabilities in Excess of Other Assets - (0.2)%		(76,714)
TOTAL NET ASSETS - 100.0%		$37,737,536
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Monetta Young Investor Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value: Assets:
Common Stocks	$18,381,546	$–	$–	$18,381,546
Exchange Traded Funds	18,852,792	–	–	18,852,792
Money Market Funds	579,912	–	–	579,912
Total Investments in Securities	$37,814,250	$–	$–	$37,814,250

For the period ended March 31, 2025, there were no transfers into or out of Level 3 securities. Refer to the Schedule of Investments for industry classifications.